Stockholders' Equity (Details 2)	3 Months Ended	5 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	100,137
Shares, Outstanding at end of year	764,137	100,137
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	275,137	0
Shares, Assumed through Recapitalization		175,000
Shares, Employee Stock Options granted	664,000	100,137
Shares, Exercised	0	0
Shares, Expired and forfeited	0	0
Shares, Outstanding at end of year	939,137	275,137
Shares, Vested and expected to vest	939,137	275,137
Shares, Exercisable	175,000	175,000
Weighted-Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.48	$ 0
Weighted-Average Exercise Price, Assumed through Recapitalization | $ / shares		0.17
Weighted-Average Exercise Price, Employee Stock Options granted | $ / shares	1.17	1.02
Weighted-Average Exercise Price, Exercised | $ / shares	0	0
Weighted-Average Exercise Price, Expired and forfeited | $ / shares	0	0
Weighted-Average Exercise Price, Outstanding at end of year | $ / shares	0.97	0.48
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.97	0.48
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 0.17	$ 0.17
Weighted Average Remaining Contractual Life,, Assumed through Recapitalization		2 years 4 months 17 days
Weighted Average Remaining Contractual Life,, Employee Stock Options granted	9 years 10 months 17 days	9 years 11 months 26 days
Weighted Average Remaining Contractual Life,, Outstanding	8 years 4 months 28 days	5 years 1 month 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	8 years 4 months 28 days	5 years 1 month 24 days
Weighted Average Remaining Contractual Life,, Exercisable	2 years 1 month 13 days	2 years 4 months 17 days
Average Intrinsic Value, Outstanding at end of year | $	$ 253,000	$ 157,000
Average Intrinsic Value, Vested and expected to vest | $	253,000	157,000
Average Intrinsic Value, Exercisable | $	$ 187,000	$ 154,000